PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 96.3%
Aerospace & Defense 0.7%
BWX Technologies, Inc.	1,300	$71,513
Curtiss-Wright Corp.	1,050	88,578
		160,091
Auto Components 1.1%
Adient PLC*	2,510	53,262
Lear Corp.	1,670	201,753
		255,015
Banks 4.9%
Associated Banc-Corp.	10,070	137,859
Customers Bancorp, Inc.*	1,300	17,966
FNB Corp.	19,020	143,791
Hancock Whitney Corp.	1,890	43,224
PacWest Bancorp	7,300	140,452
Pinnacle Financial Partners, Inc.	2,200	100,738
Signature Bank	1,800	145,332
Synovus Financial Corp.	7,000	182,000
Texas Capital Bancshares, Inc.*	1,200	54,000
Valley National Bancorp	18,000	137,520
		1,102,882
Beverages 0.1%
National Beverage Corp.*	200	15,658
Biotechnology 2.1%
Emergent BioSolutions, Inc.*	1,750	157,448
Exelixis, Inc.*	2,030	41,574
Neurocrine Biosciences, Inc.*	690	68,082
United Therapeutics Corp.*	1,530	205,372
		472,476
Building Products 1.2%
JELD-WEN Holding, Inc.*	500	10,515
Lennox International, Inc.	450	122,247

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Simpson Manufacturing Co., Inc.	300	$26,616
UFP Industries, Inc.	1,970	98,323
		257,701
Capital Markets 3.3%
Affiliated Managers Group, Inc.	380	28,641
Cboe Global Markets, Inc.	700	56,903
Federated Hermes, Inc.	6,300	150,570
Janus Henderson Group PLC (United Kingdom)	7,260	176,418
SEI Investments Co.	3,300	162,195
Stifel Financial Corp.	2,600	151,996
		726,723
Chemicals 2.9%
Avient Corp.	630	19,574
Cabot Corp.	230	8,742
Minerals Technologies, Inc.	500	27,345
RPM International, Inc.	2,900	245,543
Scotts Miracle-Gro Co. (The)	1,250	187,563
Sensient Technologies Corp.	2,600	170,118
		658,885
Commercial Services & Supplies 1.2%
Deluxe Corp.	4,160	89,191
Herman Miller, Inc.	4,300	131,021
HNI Corp.	200	6,510
Tetra Tech, Inc.	440	44,400
		271,122
Communications Equipment 1.2%
Ciena Corp.*	3,890	153,227
NetScout Systems, Inc.*	5,930	121,684
		274,911
Construction & Engineering 1.0%
EMCOR Group, Inc.	2,350	160,246

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
MasTec, Inc.*	330	$16,381
Valmont Industries, Inc.	270	38,327
		214,954
Consumer Finance 0.9%
Navient Corp.	3,260	26,113
SLM Corp.	19,040	174,977
		201,090
Containers & Packaging 0.5%
Berry Global Group, Inc.*	600	27,978
Silgan Holdings, Inc.	2,300	79,235
		107,213
Diversified Consumer Services 1.9%
Adtalem Global Education, Inc.*	2,790	65,398
Grand Canyon Education, Inc.*	2,010	157,524
Service Corp. International	1,500	69,465
Strategic Education, Inc.	1,540	127,912
		420,299
Diversified Financial Services 0.0%
Cannae Holdings, Inc.*	300	11,094
Electric Utilities 1.2%
IDACORP, Inc.	800	70,184
OGE Energy Corp.	6,260	192,620
		262,804
Electrical Equipment 3.2%
Acuity Brands, Inc.	1,610	143,516
Generac Holdings, Inc.*	1,340	281,601
Hubbell, Inc.	920	133,869
nVent Electric PLC	8,400	151,620
		710,606

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 2.8%
Arrow Electronics, Inc.*	2,510	$195,504
Coherent, Inc.*	130	16,268
Jabil, Inc.	5,050	167,357
SYNNEX Corp.	1,400	184,296
Vishay Intertechnology, Inc.	3,800	61,636
		625,061
Entertainment 0.1%
Zynga, Inc. (Class A Stock)*	3,100	27,869
Equity Real Estate Investment Trusts (REITs) 7.7%
Brixmor Property Group, Inc.	9,100	99,736
CoreCivic, Inc.	10,870	69,677
Corporate Office Properties Trust	6,240	139,963
Cousins Properties, Inc.	3,000	76,440
Douglas Emmett, Inc.	4,140	97,704
First Industrial Realty Trust, Inc.	200	7,962
Gaming & Leisure Properties, Inc.	2,991	108,723
GEO Group, Inc. (The)	14,500	128,470
Highwoods Properties, Inc.	4,190	124,736
JBG SMITH Properties	5,500	128,425
Medical Properties Trust, Inc.	7,540	134,363
Omega Healthcare Investors, Inc.	3,140	90,463
Pebblebrook Hotel Trust	10,600	126,988
PotlatchDeltic Corp.	3,600	149,580
Sabra Health Care REIT, Inc.	2,830	37,243
Service Properties Trust	12,480	89,981
Spirit Realty Capital, Inc.	1,600	48,080
Urban Edge Properties	4,800	45,120
Weingarten Realty Investors	930	14,750
		1,718,404
Food & Staples Retailing 1.7%
BJ’s Wholesale Club Holdings, Inc.*	4,000	153,160
Casey’s General Stores, Inc.	700	117,999
Sprouts Farmers Market, Inc.*	5,200	99,060
		370,219

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Food Products 1.4%
Darling Ingredients, Inc.*	4,090	$175,870
Flowers Foods, Inc.	2,600	61,308
Pilgrim’s Pride Corp.*	4,100	68,634
		305,812
Gas Utilities 1.7%
National Fuel Gas Co.	4,000	159,840
Southwest Gas Holdings, Inc.	300	19,716
UGI Corp.(a)	6,020	194,687
		374,243
Health Care Equipment & Supplies 3.8%
Hill-Rom Holdings, Inc.	2,140	194,890
ICU Medical, Inc.*	840	149,343
Integra LifeSciences Holdings Corp.*	1,300	57,330
Masimo Corp.*	130	29,097
Quidel Corp.*	1,050	281,704
West Pharmaceutical Services, Inc.	540	146,918
		859,282
Health Care Providers & Services 2.3%
Amedisys, Inc.*	50	12,950
Chemed Corp.	290	138,713
Molina Healthcare, Inc.*	1,440	268,517
Universal Health Services, Inc. (Class B Stock)	790	86,544
		506,724
Hotels, Restaurants & Leisure 3.4%
Churchill Downs, Inc.	100	14,915
Domino’s Pizza, Inc.	300	113,496
Dunkin’ Brands Group, Inc.	1,200	119,652
Papa John’s International, Inc.	1,100	84,260
Texas Roadhouse, Inc.	1,700	119,051
Wingstop, Inc.	840	97,717
Wyndham Destinations, Inc.	3,190	104,090
Wyndham Hotels & Resorts, Inc.	2,060	95,810
		748,991

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Household Durables 1.0%
Meritage Homes Corp.*	300	$26,127
PulteGroup, Inc.	800	32,608
Tempur Sealy International, Inc.*	1,800	160,200
		218,935
Household Products 0.1%
Reynolds Consumer Products, Inc.	1,000	28,240
Independent Power & Renewable Electricity Producers 0.7%
AES Corp. (The)	5,500	107,250
Vistra Corp.	3,100	53,847
		161,097
Insurance 3.9%
Alleghany Corp.	190	103,917
American Financial Group, Inc.	2,670	200,090
Brighthouse Financial, Inc.*	2,500	82,750
First American Financial Corp.	200	8,918
Hanover Insurance Group, Inc. (The)	1,690	161,665
Mercury General Corp.	2,600	105,846
Old Republic International Corp.	11,190	182,173
Primerica, Inc.	150	16,536
		861,895
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc. (Class A Stock)*	700	13,881
Etsy, Inc.*	890	108,215
Stamps.com, Inc.*	230	51,345
		173,441
IT Services 2.0%
CACI International, Inc. (Class A Stock)*	860	179,336
KBR, Inc.	5,110	113,902
Perspecta, Inc.	5,220	93,594
Science Applications International Corp.	930	71,024
		457,856

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 1.5%
Brunswick Corp.	2,640	$168,194
Polaris, Inc.	1,940	176,269
		344,463
Life Sciences Tools & Services 3.1%
Bio-Techne Corp.	770	194,356
Charles River Laboratories International, Inc.*	1,140	259,578
Medpace Holdings, Inc.*	1,080	119,815
PRA Health Sciences, Inc.*	1,290	125,697
		699,446
Machinery 5.3%
AGCO Corp.	2,580	198,737
Crane Co.	2,780	141,085
Donaldson Co., Inc.	3,900	185,250
ITT, Inc.	2,140	129,491
Lincoln Electric Holdings, Inc.	500	50,910
Nordson Corp.	150	29,015
Oshkosh Corp.	2,410	162,338
Timken Co. (The)	2,700	161,190
Toro Co. (The)	1,600	131,360
		1,189,376
Media 0.4%
Cable One, Inc.	38	65,811
TEGNA, Inc.	2,700	32,481
		98,292
Metals & Mining 2.0%
Reliance Steel & Aluminum Co.	1,530	166,755
Steel Dynamics, Inc.	6,480	203,990
Worthington Industries, Inc.	1,600	78,736
		449,481

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Annaly Capital Management, Inc.	8,300	$58,847
Ladder Capital Corp.	17	128
		58,975
Multiline Retail 0.8%
Ollie’s Bargain Outlet Holdings, Inc.*	1,980	172,438
Multi-Utilities 0.8%
MDU Resources Group, Inc.	7,560	179,626
Oil, Gas & Consumable Fuels 1.1%
Cimarex Energy Co.	5,200	131,924
Equitrans Midstream Corp.	5,200	37,752
World Fuel Services Corp.	3,720	78,306
		247,982
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	800	22,864
Personal Products 0.7%
Nu Skin Enterprises, Inc. (Class A Stock)	3,030	149,530
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC*	200	28,820
Prestige Consumer Healthcare, Inc.*	3,000	99,090
		127,910
Professional Services 1.1%
ASGN, Inc.*	2,400	160,032
CoreLogic, Inc.	200	15,386
ManpowerGroup, Inc.	900	61,083
		236,501
Road & Rail 1.6%
Knight-Swift Transportation Holdings, Inc.	2,100	79,779

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Landstar System, Inc.	1,270	$158,369
Werner Enterprises, Inc.	3,400	129,268
		367,416
Semiconductors & Semiconductor Equipment 5.5%
Cirrus Logic, Inc.*	2,300	158,401
CMC Materials, Inc.	660	93,845
MKS Instruments, Inc.	1,700	184,263
Monolithic Power Systems, Inc.	960	306,816
Semtech Corp.*	3,000	164,670
Synaptics, Inc.*	1,880	144,140
Teradyne, Inc.	1,890	166,036
		1,218,171
Software 4.6%
CDK Global, Inc.	2,170	93,527
Dropbox, Inc. (Class A Stock)*	1,100	20,086
Fair Isaac Corp.*	630	246,614
J2 Global, Inc.*	2,180	147,978
Manhattan Associates, Inc.*	2,110	180,405
PTC, Inc.*	2,730	228,993
Qualys, Inc.*	200	17,570
Teradata Corp.*	4,390	80,644
		1,015,817
Specialty Retail 3.4%
Aaron’s Holdings Co., Inc.	1,800	94,068
AutoNation, Inc.*	3,040	172,459
Dick’s Sporting Goods, Inc.	400	22,660
Foot Locker, Inc.	2,900	106,952
Murphy USA, Inc.*	1,220	149,194
Williams-Sonoma, Inc.	2,280	207,959
		753,292
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp.*	960	243,235

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance 0.0%
Premier Financial Corp.	400	$7,196
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc. (Class A Stock)	1,300	90,558
Univar Solutions, Inc.*	8,800	145,992
		236,550
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	4,910	83,470

Total Common Stocks (cost $20,575,023)		21,463,624
Exchange-Traded Fund 2.8%
iShares Core S&P Mid-Cap ETF (cost $637,177)	3,250	615,777

Total Long-Term Investments (cost $21,212,200)		22,079,401

Short-Term Investments 2.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	259,799	259,799
PGIM Institutional Money Market Fund (cost $191,703; includes $191,661 of cash collateral for securities on loan)(b)(w)	191,732	191,675

Total Short-Term Investments (cost $451,502)		451,474

TOTAL INVESTMENTS 101.1% (cost $21,663,702)		22,530,875
Liabilities in excess of other assets (1.1)%		(236,309)

Net Assets 100.0%		$22,294,566

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
S&P—Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,572; cash collateral of $191,661 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).